General and Summary of Significant Accounting Policies - Additional Information (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	3 Months Ended												12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2011 Earthquake	Mar. 31, 2011 Earthquake Loss on damaged property, plant and equipment	Mar. 31, 2011 Earthquake Fixed costs pertaining to suspended R&D activities	Mar. 31, 2013 Earthquake Selling, general and administrative expenses	Mar. 31, 2012 Earthquake Selling, general and administrative expenses	Mar. 31, 2011 Earthquake Unallocated amount	Mar. 31, 2012 Flood	Mar. 31, 2012 Flood Loss on damaged property, plant and equipment	Mar. 31, 2013 Flood Selling, general and administrative expenses	Mar. 31, 2012 Flood Selling, general and administrative expenses	Mar. 31, 2012 Flood Unallocated amount	Mar. 31, 2013 Change in depreciation method	Mar. 31, 2010 Immaterial corrections of attribution method used to calculate projected benefit obligation for certain pension plans	Mar. 31, 2012 Immaterial corrections of understatements in both depreciation excluding property on operating leases and payments of other debt	Mar. 31, 2011 Immaterial corrections of understatements in both depreciation excluding property on operating leases and payments of other debt
Significant Accounting Policies [Line Items]
Goodwill, impairment loss													¥ 0	¥ 0	¥ 0
Carrying amount of goodwill	10,296				10,426								10,296	10,426
Depreciation expense decreased (increased)													(335,536)	(345,105)	(377,272)												56,300
Net income attributable to Honda Motor Co., Ltd. increased (decreased)	75,752	77,441	82,233	131,723	71,594	47,662	60,429	31,797	44,554	81,118	135,929	272,487	367,149	211,482	534,088												35,746
Basic net income attributable to Honda Motor Co., Ltd. per common share increased (decreased) (in yen per share)	¥ 42.03	¥ 42.97	¥ 45.63	¥ 73.09	¥ 39.72	¥ 26.45	¥ 33.53	¥ 17.64	¥ 24.72	¥ 45.01	¥ 75.24	¥ 150.27	¥ 203.71	¥ 117.34	¥ 295.67												¥ 19.83
Advertising expenses													254,016	195,284	210,803
Weighted average number of common shares outstanding (in shares)													1,802,298,819	1,802,300,720	1,806,360,505
Cost of sales, SG&A and R&D expenses													9,333,137	7,716,731	8,367,092	45,720						23,420
Cost of sales													7,345,162	5,919,633	6,496,841	17,450					15,062	10,680				7,330
Selling, general and administrative expenses													1,427,705	1,277,280	1,382,660	28,270	15,647	7,723				12,740	7,654
Costs of restoration activities included in selling, general and administrative expenses																			11,056	19,797
Insurance recoveries included in selling, general and administrative expenses																								16,278	21,725
Other liabilities increased (decreased)																												17,228
Retained earnings decreased (increased)																												10,388
Net cash provided by operating activities increased (decreased)													800,744	761,538	1,096,613														24,109	25,776
Net cash used in financing activities increased (decreased)													¥ (119,567)	¥ 68,230	¥ 126,192														¥ 24,109	¥ 25,776